TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

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Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

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Investors Should Retain this Supplement for Future Reference

November 24, 2021